Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	$ 4,943	$ 4,969
Balance as of 31 March 2025	5,340
Increase in provisions recognized in the income statement	661
Release of provisions recognized in the income statement	(348)
Provisions used in conformity with designated purpose	(1,003)
Reclassifications	44
Foreign currency translation and other movements	248
Balance as of 30 June 2025	4,943
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	3,450	3,602
Balance as of 31 March 2025	3,852
Increase in provisions recognized in the income statement	256
Release of provisions recognized in the income statement	(137)
Provisions used in conformity with designated purpose	(703)
Reclassifications	44
Foreign currency translation and other movements	139
Balance as of 30 June 2025	3,450
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	1,415	1,271
Balance as of 31 March 2025	1,318
Increase in provisions recognized in the income statement	16
Release of provisions recognized in the income statement	(2)
Provisions used in conformity with designated purpose	(15)
Reclassifications	0
Foreign currency translation and other movements	98
Balance as of 30 June 2025	1,415
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	167	147
Balance as of 31 March 2025	153
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Reclassifications	0
Foreign currency translation and other movements	14
Balance as of 30 June 2025	167
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	0	1
Balance as of 31 March 2025	0
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Reclassifications	0
Foreign currency translation and other movements	0
Balance as of 30 June 2025	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	308	266
Balance as of 31 March 2025	293
Increase in provisions recognized in the income statement	12
Release of provisions recognized in the income statement	(3)
Provisions used in conformity with designated purpose	(11)
Reclassifications	0
Foreign currency translation and other movements	17
Balance as of 30 June 2025	308
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	1,353	1,779
Balance as of 31 March 2025	1,878
Increase in provisions recognized in the income statement	227
Release of provisions recognized in the income statement	(132)
Provisions used in conformity with designated purpose	(673)
Reclassifications	44
Foreign currency translation and other movements	10
Balance as of 30 June 2025	1,353
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	207	$ 139
Balance as of 31 March 2025	209
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(4)
Reclassifications	0
Foreign currency translation and other movements	1
Balance as of 30 June 2025	$ 207